UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Milestone Group
Address: 370 Seventeenth Street
         Suite 3100
         Denver, CO  80202

13F File Number:  28-11128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert T. Adams
Title:     Managing Director
Phone:     (303) 539-0100

Signature, Place, and Date of Signing:

     Robert T. Adams     Denver, CO     November 05, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $254,588 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      718      216 SH       SOLE                        0        0      216
EATON VANCE FLTING RATE INC    COM              278279104      137    10772 SH       SOLE                        0        0    10772
EXXON MOBIL CORP               COM              30231G102      272     3969 SH       SOLE                        0        0     3969
ISHARES TR                     RSSL MCRCP IDX   464288869     8486   215002 SH       SOLE                        0        0   215002
ISHARES TR                     MSCI VAL IDX     464288877      210     4095 SH       SOLE                        0        0     4095
ISHARES TR                     S&P DEV EX-US    464288422     3348   106415 SH       SOLE                        0        0   106415
ISHARES TR INDEX               BARCLYS TIPS BD  464287176     8697    84533 SH       SOLE                        0        0    84533
ISHARES TR INDEX               DJ US REAL EST   464287739     7305   171202 SH       SOLE                        0        0   171202
ISHARES TR INDEX               MSCI EAFE IDX    464287465    24579   449500 SH       SOLE                        0        0   449500
ISHARES TR INDEX               MSCI EMERG MKT   464287234     6695   172064 SH       SOLE                        0        0   172064
ISHARES TR INDEX               RUSSELL 1000     464287622    36100   621350 SH       SOLE                        0        0   621350
ISHARES TR INDEX               RUSSELL1000VAL   464287598      260     4686 SH       SOLE                        0        0     4686
ISHARES TR INDEX               RUSSELL 2000     464287655     8652   143629 SH       SOLE                        0        0   143629
ISHARES TR INDEX               S&P 500 INDEX    464287200    53357   503325 SH       SOLE                        0        0   503325
ISHARES TR INDEX               S&P EURO PLUS    464287861      240     6215 SH       SOLE                        0        0     6215
ISHARES TR INDEX               RUSSELL 3000     464287689      501     8089 SH       SOLE                        0        0     8089
MIDCAP SPDR TR                 UNIT SER 1       595635103      246     1962 SH       SOLE                        0        0     1962
SIMON PPTY GROUP INC NEW       COM              828806109      267     3851 SH       SOLE                        0        0     3851
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863    18286   517429 SH       SOLE                        0        0   517429
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871      203     7937 SH       SOLE                        0        0     7937
SPDR TR                        UNIT SER 1       78462F103     1848    17498 SH       SOLE                        0        0    17498
UNION PAC CORP                 COM              907818108     1104    18922 SH       SOLE                        0        0    18922
VANGUARD INDEX FDS             VALUE ETF        922908744      282     6124 SH       SOLE                        0        0     6124
VANGUARD INDEX FDS             REIT ETF         922908553    25409   612996 SH       SOLE                        0        0   612996
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     7324   190089 SH       SOLE                        0        0   190089
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858    40062  1167983 SH       SOLE                        0        0  1167983